Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consisted of the following:

	As of December 31,
	2024	2025
	(in thousands)
Amortized intangible assets with finite lives:
Cost: Trademarks	3,454	3,378
PoS technology platform	—	9,137
Customer relationships	484	473
Website	90	88
Total cost	4,028	13,076
Less: Accumulated amortization	(476)	(1,101)
Intangible assets, net	3,552	11,975

Schedule of amortization expenses related to the intangible assets for future periods

As of December 31, 2025, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

Amounts
(in thousands)
Year Ending December 31,
2026	2,311
2027	2,284
2028	2,282
2029	2,282
2030 and after	2,816
11,975